SCHEDULE OF UNPAID PRINCIPAL BALANCE (Details) - GNQ INSILICO INC [Member] - USD ($)	Mar. 31, 2026	Mar. 16, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Unpaid principal and accrued interest	$ 251,042	$ 250,000	$ 5,000,000
Fair value	170,577	160,194
Fair value over/(under) unpaid principal	$ (80,465)	$ (89,806)